HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 2.5%
	AUTOMOTIVE - 0.1%
3,116	Tesla, Inc.(a)	$807,543

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,320,972

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	863,558

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,216,719

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, Class A	1,217,254
8,769	Crown Castle International Corp.	913,993
		2,131,247
	INTERNET MEDIA & SERVICES - 0.6%
12,288	Alphabet, Inc., Class A	1,900,216
6,213	Alphabet, Inc., Class C	970,657
11,824	Meta Platforms, Inc., Class A	6,814,881
		9,685,754
	OIL & GAS PRODUCERS - 0.1%
6,500	Chevron Corporation	1,087,385

	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	995,477

	SEMICONDUCTORS - 0.8%
19,502	Advanced Micro Devices, Inc.(a)	2,003,635
88,960	NVIDIA Corporation	9,641,484
10,156	QUALCOMM, Inc.	1,560,063
		13,205,182
	SOFTWARE - 0.2%
5,200	Microsoft Corporation	1,952,028

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 2.5% (Continued)
	SOFTWARE - 0.2% (Continued)
3,485	Salesforce, Inc.	$935,235
		2,887,263
	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	1,789,479

	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	886,552

	TOTAL COMMON STOCKS (Cost $21,872,314)	37,877,131

	EXCHANGE-TRADED FUNDS — 52.5%
	EQUITY - 52.5%
722,980	Invesco QQQ Trust Series 1	339,019,782
271,000	Vanguard Growth ETF	100,492,220
1,147,657	Vanguard Mega Cap Growth ETF	354,488,294
	TOTAL EXCHANGE-TRADED FUNDS (Cost $536,328,094)	794,000,296

	TOTAL INVESTMENTS - 55.0% (Cost $558,200,408)	$831,877,427
	OTHER ASSETS IN EXCESS OF LIABILITIES - 45.0%	680,406,142
	NET ASSETS - 100.0%	$1,512,283,569

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.6%
	APPAREL & TEXTILE PRODUCTS - 0.4%
26,333	Ralph Lauren Corporation	$5,812,746

	AUTOMOTIVE - 0.4%
76,278	BorgWarner, Inc.	2,185,365
97,077	General Motors Company	4,565,531
		6,750,896
	BANKING - 0.6%
73,828	Citigroup, Inc.	5,241,050
23,871	M&T Bank Corporation	4,266,941
		9,507,991
	BIOTECH & PHARMA - 0.5%
178,927	Organon & Company	2,664,223
90,184	Pfizer, Inc.	2,285,263
308,928	Viatris, Inc.	2,690,762
		7,640,248
	CHEMICALS - 0.4%
19,313	Albemarle Corporation	1,390,922
34,974	CF Industries Holdings, Inc.	2,733,219
85,615	Mosaic Company (The)	2,312,461
		6,436,602
	ELECTRIC UTILITIES - 1.4%
237,447	AES Corporation (The)	2,949,092
64,506	Entergy Corporation	5,514,617
60,741	Evergy, Inc.	4,188,092
126,362	PPL Corporation	4,562,932
51,345	Public Service Enterprise Group, Inc.	4,225,694
		21,440,427
	ENTERTAINMENT CONTENT - 0.7%
98,267	Fox Corporation, Class A	5,561,912
106,260	Fox Corporation, Class B	5,600,964
		11,162,876
	FOOD - 0.3%
63,601	Tyson Foods, Inc., Class A	4,058,380

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.4%
5,945	Humana, Inc.	$1,573,047
23,450	Universal Health Services, Inc., Class B	4,406,255
		5,979,302
	HOME CONSTRUCTION - 0.5%
27,216	Lennar Corporation, Class A	3,123,852
41,197	PulteGroup, Inc.	4,235,053
		7,358,905
	HOTEL OWNERS & DEVELOPERS - 0.0%(a)
13,608	Millrose Properties, Inc.(b)	360,748

	INSURANCE - 0.5%
8,633	Berkshire Hathaway, Inc., Class B(b)	4,597,763
48,523	MetLife, Inc.	3,895,912
		8,493,675
	OIL & GAS PRODUCERS - 0.9%
76,259	APA Corporation	1,602,964
106,605	Coterra Energy, Inc.	3,080,885
67,680	EQT Corporation	3,616,142
20,399	Marathon Petroleum Corporation	2,971,930
23,556	Valero Energy Corporation	3,111,041
		14,382,962
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	4,351,171

	RETAIL - CONSUMER STAPLES - 0.3%
68,091	Kroger Company (The)	4,609,080

	SEMICONDUCTORS - 0.1%
30,558	Skyworks Solutions, Inc.	1,974,964

	SPECIALTY FINANCE - 0.3%
102,478	Synchrony Financial	5,425,185

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	STEEL - 0.4%
19,174	Nucor Corporation	$2,307,399
27,639	Steel Dynamics, Inc.	3,457,086
		5,764,485
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	2,755,860
115,577	HP, Inc.	3,200,326
		5,956,186
	TECHNOLOGY SERVICES - 0.4%
44,068	Cognizant Technology Solutions Corporation, Class A	3,371,202
136,795	DXC Technology Company(b)	2,332,355
		5,703,557
	TELECOMMUNICATIONS - 0.6%
202,853	AT&T, Inc.	5,736,683
95,278	Verizon Communications, Inc.	4,321,810
		10,058,493
	TOBACCO & CANNABIS - 0.3%
70,078	Altria Group, Inc.	4,206,082

	TRANSPORTATION & LOGISTICS - 1.3%
88,489	Alaska Air Group, Inc.(b)	4,355,429
245,913	American Airlines Group, Inc.(b)	2,594,382
85,071	Delta Air Lines, Inc.	3,709,096
113,737	Southwest Airlines Company	3,819,288
75,425	United Airlines Holdings, Inc.(b)	5,208,096
		19,686,291
	WHOLESALE - CONSUMER STAPLES - 0.2%
40,126	Archer-Daniels-Midland Company	1,926,449
28,136	Bunge Global S.A.	2,150,153
		4,076,602

	TOTAL COMMON STOCKS (Cost $154,359,385)	181,197,854

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.0%
	EQUITY - 44.0%
984,600	iShares Select Dividend ETF	$132,221,934
323,200	SPDR S&P 500 ETF Trust	180,794,848
1,208,252	Vanguard Dividend Appreciation ETF	234,388,805
12,580	Vanguard Growth ETF	4,664,916
1,044,234	Vanguard High Dividend Yield ETF	134,664,417
	TOTAL EXCHANGE-TRADED FUNDS (Cost $558,998,467)	686,734,920

	TOTAL INVESTMENTS - 55.6% (Cost $713,357,852)	$867,932,774
	OTHER ASSETS IN EXCESS OF LIABILITIES - 44.4%	692,690,855
	NET ASSETS - 100.0%	$1,560,623,629

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.4%
	EQUITY - 40.1%
295,364	Invesco QQQ Trust Series 1	$138,502,087
445,633	Vanguard Mega Cap Growth ETF	137,647,121
		276,149,208
	FIXED INCOME - 34.3%
1,222,550	iShares Core U.S. Aggregate Bond ETF	120,934,646
1,250,200	SPDR Bloomberg 1-3 Month T-Bill ETF	114,680,846
		235,615,492

	TOTAL EXCHANGE-TRADED FUNDS (Cost $458,721,515)	511,764,700

	TOTAL INVESTMENTS - 74.4% (Cost $458,721,515)	$511,764,700
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.6%	175,995,669
	NET ASSETS - 100.0%	$687,760,369

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.0%
	FIXED INCOME - 74.0%
337,900	iShares Convertible Bond ETF	$28,251,819
326,995	iShares iBoxx High Yield Corporate Bond ETF	25,796,636
139,031	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,594,818
368,868	SPDR Bloomberg Convertible Securities ETF	28,262,666
	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,278,722)	94,905,939

	TOTAL INVESTMENTS - 74.0% (Cost $90,278,722)	$94,905,939
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.0%	33,286,381
	NET ASSETS - 100.0%	$128,192,320

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt